Fair Value, Liabilities Measured on Recurring Basis (Details) (USD $)	9 Months Ended
Oct. 31, 2014
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring Basis 1	$ 332,847
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring Basis 2	0
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring Basis 3	0
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring Basis 4	332,847
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring Basis 5	46,985
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring Basis 6	0
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring Basis 7	0
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring Basis 8	$ 46,985